Change in Accounting Principle - Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents	$ 1,467	$ 679	$ 1,906	$ 160
Receivables, net of allowance	1,253	2,019
Inventories	570	681
Drilling advances	172	283
Assets held for sale		3,381
Deferred tax asset		890
Property and equipment - cost	46,150	61,458
Less: Accumulated depreciation, depletion, and amortization	(25,312)	(26,813)
Property and equipment, net	20,838	34,645
Deferred charges and other	910	1,557
Total assets	25,500	44,264
Accounts payable	618	1,110
Liabilities held for sale		428
Other current liabilities	1,223	2,240
Asset retirement obligation, long-term	2,562	2,915
Deferred income taxes	2,529	5,493
Paid-in capital	12,619	12,590
Retained earnings (accumulated deficit)	(1,980)	8,655
Accumulated other comprehensive loss	(119)	(116)	(115)
Noncontrolling interest	1,602	2,046
TOTAL EQUITY	9,490	20,541	30,756	28,538
Under Full Cost [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
TOTAL EQUITY				31,331
Changes [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change on equity				2,793
Change from Full Cost Method to Successful Efforts Method [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents	1,467	679	1,906	160
Receivables, net of allowance		2,019
Inventories		681
Drilling advances		283
Assets held for sale		3,381
Deferred tax asset		890
Property and equipment - cost	46,150	61,458
Less: Accumulated depreciation, depletion, and amortization	(25,312)	(26,813)
Property and equipment, net	20,838	34,645
Deferred charges and other		1,557
Total assets	25,500	44,264
Accounts payable		1,110
Liabilities held for sale		428
Other current liabilities		2,240
Asset retirement obligation, long-term		2,915
Deferred income taxes	2,529	5,493
Paid-in capital	12,619	12,590
Retained earnings (accumulated deficit)	(1,980)	8,655
Accumulated other comprehensive loss	(119)
Noncontrolling interest	1,602	2,046
TOTAL EQUITY	9,490	20,541
Change from Full Cost Method to Successful Efforts Method [Member] | Under Full Cost [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents	1,467	769	1,906	160
Receivables, net of allowance		2,024
Inventories		708
Drilling advances		388
Assets held for sale		1,628
Deferred tax asset		769
Property and equipment - cost	93,825	103,458
Less: Accumulated depreciation, depletion, and amortization	(79,706)	(55,382)
Property and equipment, net	14,119	48,076
Deferred charges and other		1,394
Total assets	18,781	55,885
Accounts payable		1,210
Liabilities held for sale		19
Other current liabilities		2,435
Asset retirement obligation, long-term		3,048
Deferred income taxes	1,072	9,499
Paid-in capital	12,467	12,438
Retained earnings (accumulated deficit)	(7,153)	16,249
Accumulated other comprehensive loss	(116)
Noncontrolling interest	1,662	2,200
TOTAL EQUITY	4,228	28,137
Change from Full Cost Method to Successful Efforts Method [Member] | Changes [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents	0	(90)	0	0
Receivables, net of allowance		(5)
Inventories		(27)
Drilling advances		(105)
Assets held for sale		1,753
Deferred tax asset		121
Property and equipment - cost	(47,675)	(42,000)
Less: Accumulated depreciation, depletion, and amortization	54,394	28,569
Property and equipment, net	6,719	(13,431)
Deferred charges and other		163
Total assets	6,719	(11,621)
Accounts payable		(100)
Liabilities held for sale		409
Other current liabilities		(195)
Asset retirement obligation, long-term		(133)
Deferred income taxes	1,457	(4,006)
Paid-in capital	152	152
Retained earnings (accumulated deficit)	5,173	(7,594)
Accumulated other comprehensive loss	(3)
Noncontrolling interest	(60)	(154)
TOTAL EQUITY	5,262	(7,596)
Retained Earnings (Accumulated Deficit) [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
TOTAL EQUITY	$ (1,980)	$ 8,655	$ 17,395	17,368
Retained Earnings (Accumulated Deficit) [Member] | Under Full Cost [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
TOTAL EQUITY				20,161
Retained Earnings (Accumulated Deficit) [Member] | Changes [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change on equity				2,793
Retained Earnings (Accumulated Deficit) [Member] | Change from Full Cost Method to Successful Efforts Method [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change on equity				$ 2,800